Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 66,660,000	$ 260,200,000	$ 10,850,000	$ 17,450,000	$ 620,000	$ 355,780,000
CONVENTIONAL [Member]
Total	1,090,000	3,500,000	1,060,000	680,000		6,330,000
DUVERNAY [Member]
Total	950,000	7,250,000	480,000	380,000		9,060,000
LLOYDMINSTER [Member]
Total	5,950,000	31,870,000	3,060,000	950,000		41,830,000
PEACE RIVER [Member]
Total	6,130,000	121,370,000	3,660,000	$ 15,440,000		146,600,000
VIKING [Member]
Total	5,620,000	8,880,000	$ 2,590,000		150,000	17,240,000
USA [Member]
Total	$ 46,920,000	$ 87,330,000			$ 470,000	$ 134,720,000